SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 16,042,386	$ 15,848,947
Less: accumulated depreciation	(9,911,623)	(9,171,463)
Property, equipment and software, net	6,130,763	6,677,484
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	3,847,210	4,300,780
Electronic Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	4,079,302	3,281,359
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	908,337	1,081,589
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 7,207,537	$ 7,185,219